GENERAL - Senior Secured Credit Facility and subordinated Debt (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Oct. 26, 2018 USD ($)
Line of Credit Facility [Line Items]
Stock Issued During Period, Value, New Issues		$ 2,944
Subordinated notes		$ 7,407
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Gross proceeds of subordinated debt	$ 7,000
Subsequent Event [Member] | Unsecured Debt [Member] | Certain Institutional Investor [Member]
Line of Credit Facility [Line Items]
Interest Margin	5.00%
Gross proceeds of subordinated debt	$ 7,000
Subordinated promissory note term	2 years
Built-in increase in interest rate	5.00%
Fortress [Member]
Line of Credit Facility [Line Items]
Initial warrants received by investor | shares		25,000
Additional warrants | shares		75,000
Stock Issued During Period, Shares, New Issues | shares		106,705
Stock Issued During Period, Value, New Issues		$ 200
Sale of Stock, Price Per Share | $ / shares		$ 1.87
Warrants and Rights Outstanding, Term		7 years
Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate to be paid per annum in cash or in kind		4.00%
Unused Fee (as a percent)		0.50%
Original issue discount (as a percent)		2.50%
Long-term Line of Credit		$ 15,625
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)		2.25%
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)		4.50%
Credit Facility [Member] | EBITDA Leverage Ratio Greater Than or Equal to 2.50 Times [Member]
Line of Credit Facility [Line Items]
Interest Margin		8.00%
EBITDA Leverage Ratio		2.50
Credit Facility [Member] | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Line of Credit Facility [Line Items]
Interest Margin		7.00%
EBITDA Leverage Ratio		2.50
Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount				$ 20,000
Current borrowing capacity				1,000
Gross draw down amount			$ 4,000
Incremental Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity				10,000
Initial Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity				$ 10,000